EQUITY-ACCOUNTED INVESTMENTS IN MULTI-FAMILY RENTAL PROPERTIES - Ownership Interests and Carrying Values (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Equity Accounting Investments [Line Items]
Current assets	$ 266,807	$ 251,422
Non-current assets	12,184,139	8,897,195
Current liabilities	991,133	430,365
Non-current liabilities	7,662,788	5,657,183
Net and other comprehensive income	$ 814,480	$ 449,527	[1]
592 Sherbourne LP (The Selby)
Disclosure of Equity Accounting Investments [Line Items]
Ownership interest %	15.00%	15.00%
Current assets	$ 2,834	$ 3,042
Non-current assets	256,854	267,635
Current liabilities	2,080	2,411
Non-current liabilities	115,311	124,916
Net assets (liabilities)	142,297	143,350
Tricon's share of net assets		20,887
Revenue	12,441	9,585
Expenses	(8,023)	(8,442)
Fair value gains (losses)	5,916	13,884
Net and other comprehensive income	10,334	15,027
Tricon's share of net income	1,550	$ 2,255
Tricon US Multi-Family REIT LLC
Disclosure of Equity Accounting Investments [Line Items]
Proportion of ownership interest in joint venture		20.00%
Current assets		$ 12,086
Non-current assets		1,705,408
Current liabilities		29,617
Non-current liabilities		795,886
Net assets (liabilities)		891,991
Tricon's share of net assets		178,398
Revenue		91,201
Expenses		(66,868)
Fair value gains (losses)		341,059
Net and other comprehensive income		365,392
Tricon's share of net income		73,078
Multi-Family Rental Properties Under Equity Accounting
Disclosure of Equity Accounting Investments [Line Items]
Current assets	2,834	15,128
Non-current assets	256,854	1,973,043
Current liabilities	2,080	32,028
Non-current liabilities	115,311	920,802
Net assets (liabilities)	142,297	1,035,341
Tricon's share of net assets	20,769	199,285
Total investment of affiliates	21,345	199,909
Cumulative fair value adjustments	(576)	(624)
Revenue	12,441	100,786
Expenses	(8,023)	(75,310)
Fair value gains (losses)	5,916	354,943
Net and other comprehensive income	10,334	380,419
Tricon's share of net income	$ 1,550	$ 75,333

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.